Warranty Liability (Tables)	12 Months Ended
Mar. 31, 2026
Warranty Liability [Abstract]
Disclosure of warranty liability [Table Text Block]
	March 31, 2026	March 31, 2025

Opening balance	$2,565,429	$2,499,890
Warranty additions	364,710	714,956
Warranty disbursements	(409,847)	(649,092)
Foreign exchange translation	167	(325)
Total	$2,520,459	$2,565,429

Current portion	$817,482	$816,326
Long term portion	1,702,977	1,749,103
Total	$2,520,459	$2,565,429